091-01981

For Internal Use Only
See File No. 9 -

07071014

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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
New York Stock Exchange LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation.
3. Class of New Derivative Securities Product:
Index-Linked Notes.
4. Name of Underlying Instrument:
Spectrum Large Cap U.S. Sector Momentum Index.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based.
6. Ticker Symbol(s) of New Derivative Securities Product:
EEH
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYSE, Nasdaq, American Stock Exchange.
8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3 / Book entry only in DTC.
9. Position Limits of New Derivative Securities Product (if applicable):
N/A.

PROCESSED
OCT 03 2007
THOMSON
FINANCIAL

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
Assistant Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form: [signature]

Date: 9-13-07

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 17 2007
DIVISION OF MARKET REGULATION

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 17 2007

Mary Yeager
Assistant Secretary
Office of the Corporate Secretary

NYSE Euronext

11 Wall St | #6 Floor
New York, New York 10005
t 212.656.2062 | f 212.656.3939
myeager@nyse.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 1 7 2007
DIVISION OF MARKET REGULATION

September 12, 2007

Gail Jackson
Paralegal Specialist
Division of Market Regulation
Securities and Exchange Commission
100 F Street, NE
Room 6628
Washington, DC 20549

Re: Six (6) Index-Linked Notes Issuances

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, New York Stock Exchange LLC ("Exchange") encloses for filing one original and nine copies of Form 19b-4(e) filings for each of the following six (6) index-linked notes issuances: (1) BearLinx Alerian MLP Select Index ETN, (2) ELEMENTS Linked to the SPECTRUM Large Cap U.S Sector Momentum Index, (3) iPath EUR/USD Exchange Rate ETN, (4) iPath GBP/USD Exchange Rate ETN, (5) iPath JPY/USD Exchange Rate ETN, and (6) GS Connect S&P GSCI Enhanced Commodity Total Return Strategy Index ETN.

As discussed with Kim Allen, these securities were listed on various dates over the last several months. The New York Stock Exchange's rules for listing and trading products of this nature are found in Section 703.22 of the Exchange's Listed Company Manual.

Sincerely,

Mary Yeager
Assistant Secretary

Enclosure

cc: John Carey
Raul Marquez

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 1 7 2007

END